Provisions - Roll Forward of Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in Provision [Roll Forward]
Provisions, beginning balance	$ 61,007	$ 65,754
Cash payments	(51,503)	(43,191)
Other adjustments	8,894	(79)
Provisions, ending balance	70,337	61,007
Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	49,522	36,214
Finance cost
Changes in Provision [Roll Forward]
Income statement charges	2,417	2,309
Restoration
Changes in Provision [Roll Forward]
Provisions, beginning balance	13,766	17,675
Cash payments	(68)	(213)
Other adjustments	1,542	(492)
Provisions, ending balance	15,105	13,766
Restoration | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(728)	(4,030)
Restoration | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	593	826
Environmental
Changes in Provision [Roll Forward]
Provisions, beginning balance	642	3,087
Cash payments	(11)	(29)
Other adjustments	1	(886)
Provisions, ending balance	623	642
Environmental | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(41)	(1,563)
Environmental | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	32	33
Equipment removal
Changes in Provision [Roll Forward]
Provisions, beginning balance	11,576	13,156
Cash payments	(259)	155
Other adjustments	(439)	(2,022)
Provisions, ending balance	11,580	11,576
Equipment removal | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	222	(77)
Equipment removal | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	480	364
Insurance reserves
Changes in Provision [Roll Forward]
Provisions, beginning balance	23,150	24,990
Cash payments	(50,189)	(43,104)
Other adjustments	998	(918)
Provisions, ending balance	23,939	23,150
Insurance reserves | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	49,222	41,374
Insurance reserves | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	758	808
Lease return obligations
Changes in Provision [Roll Forward]
Provisions, beginning balance	9,893	6,488
Cash payments	0	0
Other adjustments	6,792	2,814
Provisions, ending balance	17,221	9,893
Lease return obligations | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	(18)	313
Lease return obligations | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	554	278
Sales and use tax
Changes in Provision [Roll Forward]
Provisions, beginning balance	555	358
Cash payments	0	0
Other adjustments	0	0
Provisions, ending balance	693	555
Sales and use tax | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	138	197
Sales and use tax | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	0	0
Litigation
Changes in Provision [Roll Forward]
Provisions, beginning balance	1,425	0
Cash payments	(976)	0
Other adjustments	0	1,425
Provisions, ending balance	1,176	1,425
Litigation | Operating expenses
Changes in Provision [Roll Forward]
Income statement charges	727	0
Litigation | Finance cost
Changes in Provision [Roll Forward]
Income statement charges	$ 0	$ 0